Supplemental Information On Oil And Gas Exploration And Production Activities (Capitalized Costs Related To Oil And Gas Producing Activities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Proven properties	$ 984,795	$ 897,130
Unproven properties	626,295	132,912
Gross capitalized costs	1,611,090	1,030,042
Accumulated depreciation, depletion, amortization and impairment reserve	(661,442)	(571,213)
Net capitalized costs	$ 949,648	$ 458,829